Intangible Assets, Net - Schedule of amortization expence over the remaining intangible (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 183,578
2025	445,453
2026	376,468
2027	376,468
2028	376,468
Thereafter	376,468
Intangible assets, net	$ 2,134,903	$ 450,446